Unusual Whales Subversive Democratic Trading ETF
SCHEDULE OF INVESTMENTS (UNAUDITED)
June 30, 2023

	Shares	Value
COMMON STOCKS - 97.20%
Aerospace & Defense - 0.28%
Embraer SA - ADR (a)(b)	247	$3,819
General Dynamics Corp.	35	7,530
HEICO Corp.	13	1,828
Hexcel Corp.	13	988
Huntington Ingalls Industries, Inc.	5	1,138
Lockheed Martin Corp.	8	3,683
Raytheon Technologies Corp.	17	1,665
The Boeing Co. (a)	7	1,478
TransDigm Group, Inc.	2	1,789
Woodward, Inc.	13	1,546
		25,464
Air Freight & Logistics - 0.84%
CH Robinson Worldwide, Inc.	13	1,227
Expeditors International of Washington, Inc., Class B	26	3,149
FedEx Corp.	9	2,231
United Parcel Service, Inc.	388	69,549
		76,156
Automobiles - 1.62%
Ford Motor Co.	2,123	32,121
General Motors Co.	360	13,882
Harley-Davidson, Inc.	26	915
Lucid Group, Inc. (a)	182	1,254
Rivian Automotive, Inc. (a)	78	1,300
Tesla, Inc. (a)	372	97,378
		146,850
Automobile Components - 0.22%
Aptiv plc (a)(b)	70	7,146
BorgWarner, Inc.	143	6,994
Lear Corp.	30	4,307
QuantumScape Corp. (a)	104	831
The Goodyear Tire & Rubber Co. (a)	52	711
		19,989
Banks - 2.14%
Ameris Bancorp	39	1,334
Bank of America Corp.	891	25,563
Bank of Hawaii Corp.	26	1,072
Cadence Bank	87	1,709
Canadian Imperial Bank of Commerce (b)	201	8,579
Cathay General Bancorp	39	1,255
Citigroup, Inc.	148	6,814
Citizens Financial Group, Inc.	143	3,729
Comerica, Inc.	52	2,203
Cullen/Frost Bankers, Inc.	26	2,796
Fifth Third Bancorp	312	8,178
First Horizon Corp.	638	7,190
Huntington Bancshares, Inc.	742	7,999
JPMorgan Chase & Co.	78	11,344
KeyCorp	351	3,243
M&T Bank Corp.	13	1,609
OceanFirst Financial Corp.	52	812
Pacific Premier Bancorp, Inc.	39	807
PacWest Bancorp	39	318
Regions Financial Corp.	52	927
Seacoast Banking Corp of Florida	91	2,011
Signature Bank	11	2
Synovus Financial Corp.	26	786
The Bank of Nova Scotia (b)	13	651
The PNC Financial Services Group Inc.	33	4,156
The Toronto-Dominion Bank (b)	237	14,696
Truist Financial Corp.	481	14,598
US Bancorp	133	4,394
Wells Fargo & Co.	1,226	52,326
Western Alliance Bancorp	13	474
Zions Bancorp NA	52	1,397
		192,972
Beverages - 0.84%
Ambev SA - ADR (b)	377	1,199
Anheuser-Busch InBev SA - ADR (b)	26	1,475
Brown-Forman Corp., Class A	17	1,157
Constellation Brands, Inc., Class A	2	492
Diageo plc - ADR (b)	61	10,582
Fomento Economico Mexicano SAB de CV - ADR (b)	26	2,882
Keurig Dr Pepper, Inc.	39	1,220
Molson Coors Beverage Co., Class B	39	2,568
Monster Beverage Corp. (a)	164	9,420
PepsiCo, Inc.	122	22,597
The Coca-Cola Co.	373	22,462
		76,054
Biotechnology - 0.95%
AbbVie, Inc.	198	26,677
Alnylam Pharmaceuticals, Inc. (a)	4	760
Amgen, Inc.	80	17,762
Arcutis Biotherapeutics, Inc. (a)	52	496
BioCryst Pharmaceuticals, Inc. (a)	65	458
Biogen, Inc. (a)	17	4,842
Genmab A/S - ADR (a)(b)	26	988
Gilead Sciences, Inc.	44	3,391
Halozyme Therapeutics, Inc. (a)	13	469
Incyte Corp. (a)	26	1,618
Insmed, Inc. (a)	13	274
Intellia Therapeutics, Inc. (a)	26	1,060
Ionis Pharmaceuticals, Inc. (a)	26	1,067
Moderna, Inc. (a)	26	3,159
Regeneron Pharmaceuticals, Inc. (a)	7	5,030
Seagen, Inc. (a)	13	2,502
Vertex Pharmaceuticals, Inc. (a)	43	15,132
		85,685
Broadline Retail - 7.44%
Amazon.com, Inc. (a)	5,018	654,146
Etsy, Inc. (a)	74	6,261
Macy's, Inc.	195	3,130
MercadoLibre, Inc. (a)	6	7,108
Qurate Retail, Inc. (a)	1,105	1,094
		671,739
Building Products - 0.39%
Advanced Drainage Systems, Inc.	13	1,479
Allegion plc (b)	13	1,560
Builders FirstSource, Inc. (a)	32	4,352
Carlisle Cos, Inc.	1	256
Carrier Global Corp.	143	7,109
Fortune Brands Innovations, Inc.	22	1,583
Johnson Controls International plc (b)	104	7,087
Lennox International, Inc.	3	978
Masco Corp.	39	2,238
Trane Technologies plc (b)	47	8,989
		35,631
Capital Markets - 2.14%
Ameriprise Financial, Inc.	26	8,636
Ares Management Corp., Class A	52	5,010
BlackRock, Inc.	25	17,278
Blackstone, Inc.	126	11,714
Cboe Global Markets, Inc.	13	1,794
CME Group, Inc.	21	3,891
Franklin Resources, Inc.	52	1,389
Interactive Brokers Group, Inc., Class A	13	1,080
Intercontinental Exchange, Inc.	65	7,350
KKR & Co, Inc.	91	5,096
LPL Financial Holdings, Inc.	39	8,480
Moody's Corp.	13	4,520
Morgan Stanley	548	46,799
MSCI, Inc.	6	2,816
Nasdaq, Inc.	267	13,310
Northern Trust Corp.	52	3,855
Open Lending Corp., Class A (a)	26	273
Raymond James Financial, Inc.	39	4,047
S&P Global, Inc.	20	8,018
State Street Corp.	39	2,854
Stifel Financial Corp.	13	776
T Rowe Price Group, Inc.	39	4,369
The Bank of New York Mellon Corp.	262	11,664
The Carlyle Group Inc.	26	831
The Charles Schwab Corp.	244	13,830
The Goldman Sachs Group Inc.	7	2,258
UBS Group AG (b)	13	264
XP, Inc., Class A (a)(b)	52	1,220
		193,422
Chemicals - 1.39%
Air Products and Chemicals, Inc.	47	14,078
Celanese Corp.	39	4,516
CF Industries Holdings, Inc.	48	3,332
Corteva, Inc.	234	13,408
Dow, Inc.	39	2,077
DuPont de Nemours, Inc.	607	43,364
Eastman Chemical Co.	26	2,177
Ecolab, Inc.	52	9,708
FMC Corp.	13	1,356
International Flavors & Fragrances, Inc.	26	2,069
Linde plc (b)	7	2,668
Minerals Technologies, Inc.	39	2,250
PPG Industries, Inc.	95	14,088
The Chemours Co.	39	1,439
The Mosaic Co.	104	3,640
The Scotts Miracle-Gro Co.	13	815
The Sherwin-Williams Co.	13	3,452
Westlake Corp.	13	1,553
		125,990
Commercial Services & Supplies - 0.43%
Cintas Corp.	13	6,462
Copart, Inc. (a)	97	8,847
GFL Environmental, Inc. (b)	104	4,035
Republic Services, Inc.	52	7,965
Stericycle, Inc. (a)	13	604
Tetra Tech, Inc.	13	2,128
Waste Connections, Inc. (b)	5	715
Waste Management, Inc.	45	7,804
		38,560
Communications Equipment - 0.75%
Arista Networks, Inc. (a), Class A	52	8,427
Cisco Systems, Inc.	723	37,408
CommScope Holding Co, Inc. (a)	52	293
EMCORE Corp. (a)	455	342
Infinera Corp. (a)	1,534	7,409
Juniper Networks, Inc.	39	1,222
Lumentum Holdings, Inc. (a)	26	1,475
Motorola Solutions, Inc.	29	8,505
Telefonaktiebolaget LM Ericsson - ADR (b)	78	425
Viavi Solutions, Inc. (a)	169	1,915
		67,421
Construction & Engineering - 1.09%
Ameresco, Inc. (a)	19	924
API Group Corp. (a)	3,037	82,789
Argan, Inc.	26	1,025
Quanta Services, Inc.	65	12,769
WillScot Mobile Mini Holdings Corp. (a)	26	1,242
		98,749
Construction Materials - 0.58%
Eagle Materials, Inc.	13	2,424
Martin Marietta Materials, Inc.	6	2,770
Vulcan Materials Co.	210	47,342
		52,536
Consumer Finance - 1.15%
Ally Financial, Inc.	169	4,565
American Express Co.	388	67,589
Capital One Financial Corp.	91	9,953
Discover Financial Services	131	15,307
OneMain Holdings, Inc.	52	2,272
Synchrony Financial	117	3,969
		103,655
Consumer Staples Distribution - 1.55%
BJ's Wholesale Club Holdings, Inc. (a)	26	1,638
Casey's General Stores, Inc.	4	975
Costco Wholesale Corp.	65	34,995
Dollar General Corp.	82	13,922
Dollar Tree, Inc. (a)	92	13,202
Performance Food Group Co. (a)	78	4,699
Sysco Corp.	59	4,378
Target Corp.	71	9,365
The Kroger Co.	104	4,888
US Foods Holding Corp. (a)	52	2,288
Walgreens Boots Alliance, Inc.	746	21,254
Walmart, Inc.	182	28,607
		140,211
Containers & Packaging - 0.70%
AptarGroup, Inc.	13	1,506
Avery Dennison Corp.	13	2,234
Ball Corp.	467	27,184
Berry Global Group, Inc.	308	19,817
International Paper Co.	26	827
Packaging Corp of America	13	1,718
Sealed Air Corp.	65	2,600
Silgan Holdings, Inc.	34	1,594
Westrock Co.	183	5,320
		62,800
Distributors - 0.10%
Genuine Parts Co.	13	2,200
LKQ Corp.	78	4,545
Pool Corp.	6	2,248
		8,993
Diversified Consumer Services - 0.00%
WW International, Inc. (a)	39	262

Diversified Telecommunication Services - 0.39%
AT&T, Inc.	397	6,332
BCE, Inc. (b)	26	1,185
Liberty Global plc, Class C (a)(b)	247	4,389
Lumen Technologies, Inc.	344	778
Telkom Indonesia Persero Tbk PT - ADR (b)	39	1,040
Verizon Communications, Inc.	585	21,756
		35,480
Electric Utilities - 0.31%
Alliant Energy Corp.	13	682
American Electric Power Co, Inc.	39	3,284
Avangrid, Inc.	13	490
Constellation Energy Corp.	20	1,831
Edison International	13	903
Entergy Corp.	26	2,532
Eversource Energy	26	1,844
FirstEnergy Corp.	65	2,527
NextEra Energy, Inc.	94	6,975
Portland General Electric Co.	65	3,044
PPL Corp.	39	1,032
The Southern Co.	26	1,826
Xcel Energy, Inc.	13	808
		27,778
Electrical Equipment - 0.92%
Acuity Brands, Inc.	1	163
AMETEK, Inc.	68	11,008
ChargePoint Holdings, Inc. (a)	234	2,057
Eaton Corp plc (b)	59	11,865
Emerson Electric Co.	78	7,050
Plug Power, Inc. (a)	65	675
Regal Rexnord Corp.	30	4,617
Rockwell Automation, Inc.	17	5,601
Sensata Technologies Holding plc (b)	798	35,902
Vertiv Holdings Co.	182	4,508
		83,446
Electronic Equipment, Instruments & Components - 0.33%
Advanced Energy Industries, Inc.	13	1,449
Amphenol Corp., Class A	65	5,522
CDW Corp.	13	2,386
Coherent Corp. (a)	26	1,325
Corning, Inc.	185	6,482
Jabil, Inc.	26	2,806
Keysight Technologies, Inc. (a)	35	5,861
Teledyne Technologies, Inc. (a)	2	822
Vontier Corp.	104	3,350
		30,003
Energy Equipment & Services - 0.17%
Baker Hughes Co.	13	411
ChampionX Corp.	251	7,791
Halliburton Co.	55	1,815
Patterson-UTI Energy, Inc.	338	4,046
TechnipFMC plc (a)(b)	78	1,296
		15,359
Entertainment - 2.91%
Activision Blizzard, Inc.	117	9,863
Electronic Arts, Inc.	39	5,058
Liberty Media Corp-Liberty Formula One, Class A (a)	503	37,866
Liberty Media Corp-Liberty Formula One, Class C (a)	39	2,637
Lions Gate Entertainment Corp. Class A (a)(b)	722	6,375
Lions Gate Entertainment Corp. Class B (a)(b)	1,515	12,650
Live Nation Entertainment, Inc. (a)	13	1,185
Netflix, Inc. (a)	20	8,810
Playtika Holding Corp. (a)	104	1,207
ROBLOX Corp., Class A (a)	107	4,312
The Walt Disney Co. (a)	1,903	169,900
Warner Bros Discovery, Inc. (a)	208	2,608
		262,471
Financial Services - 1.74%
Apollo Global Management, Inc.	26	1,997
Berkshire Hathaway, Inc. (a), Class B	193	65,813
Block, Inc. (a)	27	1,798
Equitable Holdings, Inc.	39	1,059
Fidelity National Information Services, Inc.	78	4,267
Flywire Corp. (a)	91	2,825
Global Payments, Inc.	52	5,123
Jack Henry & Associates, Inc.	13	2,175
Mastercard, Inc., Class A	83	32,644
MGIC Investment Corp.	182	2,874
PayPal Holdings, Inc. (a)	195	13,012
Shift4 Payments, Inc. (a), Class A	13	883
Visa, Inc., Class A	86	20,423
Voya Financial, Inc.	26	1,864
WEX, Inc. (a)	2	364
		157,121
Food Products - 0.58%
Archer-Daniels-Midland Co.	120	9,067
Beyond Meat, Inc. (a)	39	506
Conagra Brands, Inc.	65	2,192
Darling Ingredients, Inc. (a)	28	1,786
General Mills, Inc.	60	4,602
Hormel Foods Corp.	42	1,689
Kellogg Co.	13	876
Lamb Weston Holdings, Inc.	91	10,461
Mondelez International, Inc., Class A	130	9,482
The Hershey Co.	4	999
The J M Smucker Co.	17	2,510
The Kraft Heinz Co.	117	4,154
Tyson Foods, Inc., Class A	39	1,991
Utz Brands, Inc.	104	1,701
		52,016
Gas Utilities - 0.11%
Atmos Energy Corp.	26	3,025
Brookfield Infrastructure Corp. (b)	39	1,778
Northwest Natural Holding Co.	125	5,381
		10,184
Ground Transportation - 0.45%
CSX Corp.	204	6,956
JB Hunt Transport Services, Inc.	13	2,353
Norfolk Southern Corp.	21	4,762
Old Dominion Freight Line, Inc.	26	9,614
Uber Technologies, Inc. (a)	87	3,756
U-Haul Holding Co.	13	719
Union Pacific Corp.	60	12,277
		40,437
Health Care Equipment & Supplies - 1.37%
Abbott Laboratories	171	18,642
Alcon, Inc. (b)	26	2,135
Artivion, Inc. (a)	668	11,483
Baxter International, Inc.	65	2,961
Becton Dickinson and Co.	17	4,488
Boston Scientific Corp. (a)	134	7,248
DENTSPLY SIRONA, Inc.	39	1,561
Dexcom, Inc. (a)	34	4,369
Edwards Lifesciences Corp. (a)	78	7,358
Globus Medical, Inc. (a)	30	1,786
Haemonetics Corp. (a)	13	1,107
ICU Medical, Inc. (a)	4	713
IDEXX Laboratories, Inc. (a)	5	2,511
Insulet Corp. (a)	4	1,153
Integra LifeSciences Holdings Corp. (a)	39	1,604
Intuitive Surgical, Inc. (a)	26	8,891
Koninklijke Philips NV (a)(b)	215	4,663
Medtronic plc (b)	208	18,325
ResMed, Inc.	13	2,841
Stryker Corp.	65	19,831
Teleflex, Inc.	2	484
		124,154
Health Care Providers & Services - 1.38%
AmerisourceBergen Corp.	26	5,003
Cardinal Health, Inc.	26	2,459
Centene Corp. (a)	104	7,015
Chemed Corp.	2	1,083
CVS Health Corp.	189	13,066
DaVita, Inc. (a)	13	1,306
Elevance Health, Inc.	39	17,327
Fresenius Medical Care AG & Co KGaA-ADR (b	26	622
HCA Healthcare, Inc.	69	20,940
HealthEquity, Inc. (a)	39	2,462
Humana, Inc.	16	7,154
McKesson Corp.	17	7,264
Molina Healthcare, Inc. (a)	6	1,807
NeoGenomics, Inc. (a)	117	1,880
Quest Diagnostics, Inc.	26	3,655
The Cigna Group	26	7,296
UnitedHealth Group, Inc.	45	21,629
US Physical Therapy, Inc.	22	2,671
		124,639
Health Care Technology - 0.02%
Phreesia, Inc. (a)	26	806
Veeva Systems, Inc. (a)	3	593
		1,399
Hotels, Restaurants & Leisure - 2.19%
Airbnb, Inc., Class A (a)	39	4,998
Aramark	26	1,119
Caesars Entertainment, Inc. (a)	39	1,988
Carnival Corp. (a)(b)	195	3,672
Chipotle Mexican Grill, Inc. (a)	1	2,139
Choice Hotels International, Inc.	1	118
Darden Restaurants, Inc.	13	2,172
Domino's Pizza, Inc.	56	18,871
DoorDash, Inc. (a), Class A	39	2,980
Dutch Bros, Inc. (a), Class A	26	740
Expedia Group, Inc. (a)	26	2,844
Full House Resorts, Inc. (a)	325	2,177
Hilton Worldwide Holdings, Inc.	13	1,892
Las Vegas Sands Corp. (a)	78	4,524
Marriott International Inc., Class A	65	11,940
Marriott Vacations Worldwide Corp.	112	13,745
McDonald's Corp.	125	37,301
MGM Resorts International	221	9,706
Planet Fitness, Inc. (a)	27	1,821
Restaurant Brands International, Inc. (b)	182	14,109
Royal Caribbean Cruises Ltd. (a)(b)	13	1,349
Sabre Corp. (a)	52	166
Starbucks Corp.	437	43,289
Vail Resorts, Inc.	1	252
Wyndham Hotels & Resorts, Inc.	13	891
Wynn Resorts Ltd.	91	9,611
Yum! Brands, Inc.	26	3,602
		198,016
Household Durables - 0.97%
DR Horton, Inc.	320	38,941
Helen of Troy Ltd. (a)(b)	13	1,404
iRobot Corp. (a)	26	1,177
Lennar Corp., Class A	52	6,516
Lennar Corp., Class B	27	3,050
Mohawk Industries, Inc. (a)	144	14,855
Newell Brands, Inc.	130	1,131
NVR, Inc. (a)	1	6,351
PulteGroup, Inc.	65	5,049
Sony Group Corp. - ADR (b)	39	3,512
Tempur Sealy International, Inc.	104	4,167
Toll Brothers, Inc.	13	1,028
Whirlpool Corp.	1	149
		87,330
Household Products - 0.79%
Central Garden & Pet Co., Class A (a)	39	1,422
Church & Dwight Co, Inc.	18	1,804
Colgate-Palmolive Co.	208	16,024
Kimberly-Clark Corp.	26	3,590
The Clorox Co.	20	3,181
The Procter & Gamble Co.	299	45,370
		71,391
Independent Power and Renewable Electricity Producers - 0.03%
Atlantica Sustainable Infrastructure plc (b)	65	1,524
Clearway Energy, Inc., Class A	39	1,053
		2,577
Industrial Conglomerates - 0.27%
3M Co.	78	7,807
General Electric Co.	22	2,417
Honeywell International, Inc.	69	14,317
		24,541
Insurance - 1.51%
Aflac, Inc.	117	8,167
American International Group, Inc.	111	6,387
Aon plc, Class A (b)	35	12,082
Arthur J Gallagher & Co.	39	8,563
Brighthouse Financial, Inc. (a)	13	616
Chubb Ltd. (b)	14	2,696
Cincinnati Financial Corp.	13	1,265
Fidelity National Financial, Inc.	26	936
Horace Mann Educators Corp.	26	771
Lincoln National Corp.	65	1,674
Loews Corp.	52	3,088
Manulife Financial Corp. (b)	52	983
Markel Group, Inc. (a)	2	2,766
Marsh & McLennan Cos, Inc.	100	18,808
MetLife, Inc.	39	2,205
Principal Financial Group, Inc.	78	5,916
Prudential Financial, Inc.	52	4,587
Reinsurance Group of America, Inc.	13	1,803
The Allstate Corp.	97	10,577
The Hartford Financial Services Group Inc.	13	936
The Progressive Corp.	191	25,283
The Travelers Cos. Inc.	26	4,515
Unum Group (a)	78	3,721
W R Berkley Corp.	29	1,727
Willis Towers Watson plc (b)	27	6,358
		136,430
Interactive Media & Services - 7.48%
Alphabet, Inc., Class A (a)	457	54,703
Alphabet, Inc., Class C (a)	4,739	573,277
Baidu, Inc. - ADR (a)(b)	13	1,780
Cargurus, Inc. (a)	26	588
IAC, Inc. (a)	39	2,449
Match Group, Inc., Class A (a)	61	2,553
Meta Platforms, Inc., Class A (a)	114	32,716
Pinterest, Inc., Class A (a)	78	2,133
Snap, Inc., Class A (a)	156	1,847
TripAdvisor, Inc. (a)	104	1,715
ZoomInfo Technologies, Inc. (a)	78	1,980
		675,741
IT Services - 1.11%
Accenture plc, Class A (b)	92	28,389
Cloudflare, Inc., Class A (a)	52	3,399
Cognizant Technology Solutions Corp., Class A	39	2,546
DXC Technology Co. (a)	195	5,210
EPAM Systems, Inc. (a)	1	225
Gartner, Inc. (a)	32	11,210
GoDaddy, Inc. (a), Class A	13	977
International Business Machines Corp.	237	31,713
MongoDB, Inc. (a)	13	5,343
Okta, Inc. (a)	13	901
Rackspace Technology, Inc. (a)	182	495
Shopify, Inc., Class A (a)(b)	45	2,907
Snowflake, Inc., Class A (a)	13	2,288
Thoughtworks Holding, Inc. (a)	117	883
Twilio, Inc., Class A (a)	13	827
VeriSign, Inc. (a)	13	2,938
		100,251
Leisure Products - 0.09%
Hasbro, Inc.	13	842
Mattel, Inc. (a)	338	6,604
Peloton Interactive, Inc., Class A (a)	117	900
		8,346
Life Sciences Tools & Services - 0.66%
Agilent Technologies, Inc.	65	7,816
Avantor, Inc. (a)	990	20,335
Azenta, Inc. (a)	13	607
Bio-Rad Laboratories, Inc. (a), Class A	3	1,137
Bio-Techne Corp.	13	1,061
Bruker Corp.	39	2,883
Charles River Laboratories International, Inc. (a)	6	1,261
CryoPort, Inc. (a)	26	448
Danaher Corp.	7	1,680
Illumina, Inc. (a)	4	750
IQVIA Holdings, Inc. (a)	13	2,922
Medpace Holdings, Inc. (a)	13	3,122
Mettler-Toledo International, Inc. (a)	1	1,312
Thermo Fisher Scientific, Inc.	22	11,479
West Pharmaceutical Services, Inc.	8	3,060
		59,873
Machinery - 1.63%
Caterpillar, Inc.	79	19,438
Deere & Co.	42	17,018
Dover Corp.	13	1,920
Flowserve Corp.	104	3,864
Fortive Corp.	73	5,458
IDEX Corp.	13	2,798
Illinois Tool Works, Inc.	57	14,259
Ingersoll Rand, Inc.	26	1,699
ITT, Inc.	13	1,212
Kadant, Inc.	13	2,887
Oshkosh Corp.	229	19,829
Otis Worldwide Corp.	13	1,157
PACCAR, Inc.	13	1,087
Parker-Hannifin Corp.	93	36,274
Pentair plc (b)	52	3,359
Snap-on, Inc.	13	3,747
SPX Technologies, Inc. (a)	26	2,209
Terex Corp.	26	1,556
Xylem Inc.	69	7,771
		147,542
Media - 0.84%
Charter Communications, Inc., Class A (a)	6	2,204
Comcast Corp., Class A	411	17,077
Fox Corp., Class B	39	1,244
iHeartMedia, Inc., Class A (a)	6,196	22,553
Liberty Broadband Corp., Class A (a)	34	2,711
Liberty Media Corp-Liberty SiriusXM, Class C (a)	582	19,049
News Corp., Class A	65	1,267
Nexstar Media Group, Inc.	13	2,165
Omnicom Group, Inc.	13	1,237
Paramount Global, Class B	134	2,132
Sirius XM Holdings, Inc.	195	883
The Interpublic Group of Cos. Inc.	39	1,505
The Trade Desk Inc., Class A (a)	26	2,008
		76,035
Metals & Mining - 0.47%
Alamos Gold, Inc., Class A (b)	260	3,099
Alcoa Corp.	117	3,970
Barrick Gold Corp. (b)	273	4,622
BHP Group Ltd. - ADR (b)	26	1,551
Cleveland-Cliffs, Inc. (a)	208	3,486
Freeport-McMoRan, Inc.	130	5,200
Newmont Corp.	26	1,109
Nucor Corp.	52	8,527
Pan American Silver Corp. (b)	39	569
Reliance Steel & Aluminum Co.	6	1,630
Rio Tinto plc - ADR (b)	43	2,745
Royal Gold, Inc.	26	2,984
Steel Dynamics, Inc.	13	1,416
United States Steel Corp.	52	1,301
		42,209
Multi-Utilities - 0.18%
Ameren Corp.	26	2,123
CenterPoint Energy, Inc.	65	1,895
CMS Energy Corp.	13	764
Dominion Energy, Inc.	147	7,613
National Grid plc - ADR (b)	13	875
Public Service Enterprise Group, Inc.	16	1,002
Sempra Energy	13	1,893
		16,165
Oil, Gas & Consumable Fuels - 0.68%
Antero Midstream Corp.	247	2,865
Berry Corp.	1,040	7,155
BP plc (b)	120	4,235
Cheniere Energy, Inc.	5	762
Chevron Corp.	56	8,812
Clean Energy Fuels Corp. (a)	117	580
ConocoPhillips	48	4,973
Diamondback Energy, Inc.	26	3,415
Enbridge, Inc. (b)	19	706
Equinor ASA (b)	27	789
Exxon Mobil Corp.	26	2,789
Hess Corp.	26	3,535
Kinder Morgan, Inc.	169	2,910
Matador Resources Co.	78	4,081
Murphy Oil Corp.	52	1,992
ONEOK, Inc.	52	3,209
Pioneer Natural Resources Co.	19	3,936
Suncor Energy, Inc. (b)	39	1,143
The Williams Cos. Inc.	104	3,394
		61,281
Passenger Airlines - 0.13%
Alaska Air Group, Inc. (a)	26	1,383
Allegiant Travel Co. (a)	1	126
American Airlines Group, Inc. (a)	52	933
Delta Air Lines, Inc. (a)	26	1,236
Southwest Airlines Co.	26	941
United Airlines Holdings, Inc. (a)	130	7,133
		11,752
Personal Care Products - 0.19%
Coty, Inc., Class A (a)	156	1,917
The Estee Lauder Cos. Inc.	60	11,783
Unilever plc - ADR (b)	65	3,388
		17,088
Pharmaceuticals - 1.35%
Bristol-Myers Squibb Co.	122	7,802
Catalent, Inc. (a)	13	564
Elanco Animal Health, Inc. (a)	2,487	25,019
Eli Lilly & Co.	43	20,166
Intra-Cellular Therapies, Inc. (a)	26	1,646
Johnson & Johnson	111	18,373
Merck & Co, Inc.	117	13,501
Nektar Therapeutics (a)	52	30
Novartis AG (b)	106	10,696
Novo Nordisk A/S - ADR (b)	26	4,208
Pfizer, Inc.	243	8,913
Sanofi - ADR (b)	78	4,204
Viatris, Inc.	390	3,892
Zoetis, Inc.	19	3,272
		122,286
Professional Services - 0.95%
Automatic Data Processing, Inc.	39	8,572
Broadridge Financial Solutions, Inc.	60	9,938
Booz Allen Hamilton Holding Corp.	13	1,451
CACI International, Inc., Class A (a)	3	1,023
CoStar Group, Inc. (a)	39	3,471
Equifax, Inc.	13	3,059
Jacobs Solutions, Inc.	13	1,546
Leidos Holdings, Inc.	26	2,300
Paychex, Inc.	26	2,909
Science Applications International Corp.	13	1,462
SS&C Technologies Holdings, Inc.	748	45,329
TransUnion	13	1,018
Verisk Analytics, Inc.	15	3,390
		85,468
Real Estate Investment Trusts (REITs) - 0.69%
Agree Realty Corp.	13	850
Alexandria Real Estate Equities, Inc.	13	1,475
American Homes 4 Rent	26	922
Americold Realty Trust, Inc.	117	3,779
American Tower Corp.	13	2,521
Apartment Investment and Management Co.	143	1,218
AvalonBay Communities, Inc.	20	3,786
Crown Castle, Inc.	13	1,481
Digital Realty Trust, Inc.	1	114
Douglas Emmett, Inc.	125	1,571
Equinix, Inc.	1	784
Equity Residential	147	9,698
Farmland Partners, Inc.	78	952
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13	325
Iron Mountain, Inc.	39	2,216
Invitation Homes, Inc.	26	894
Lamar Advertising Co.	13	1,290
Mid-America Apartment Communities, Inc.	13	1,974
National Retail Properties, Inc.	26	1,113
National Storage Affiliates Trust	78	2,717
Paramount Group, Inc.	143	633
Prologis, Inc.	39	4,783
Regency Centers Corp.	15	927
Rithm Capital Corp.	221	2,066
Simon Property Group, Inc.	39	4,504
STAG Industrial, Inc.	65	2,332
Sun Communities, Inc.	13	1,696
UDR, Inc.	26	1,117
Ventas, Inc.	78	3,687
VICI Properties, Inc.	39	1,226
		62,651
Real Estate Management & Development - 0.06%
CBRE Group, Inc., Class A (a)	26	2,099
Cushman & Wakefield plc (a)(b)	52	425
The Howard Hughes Corp. (a)	26	2,052
Zillow Group, Inc., Class C (a)	13	653
		5,229
Semiconductors & Semiconductor Equipment - 9.40%
Advanced Micro Devices, Inc. (a)	121	13,783
Allegro MicroSystems, Inc. (a)	29	1,309
Analog Devices, Inc.	56	10,909
Applied Materials, Inc.	188	27,174
ASML Holding NV (b)	17	12,321
Broadcom, Inc.	17	14,746
Enphase Energy, Inc. (a)	26	4,355
First Solar, Inc. (a)	15	2,851
Infineon Technologies AG (b)	20	827
Intel Corp.	1,302	43,539
KLA Corp.	20	9,700
Lam Research Corp.	37	23,786
Marvell Technology, Inc.	44	2,630
Microchip Technology, Inc.	288	25,802
Micron Technology, Inc.	542	34,206
Monolithic Power Systems, Inc.	2	1,081
NVIDIA Corp.	1,315	556,271
NXP Semiconductors NV (b)	53	10,848
ON Semiconductor Corp. (a)	143	13,525
QUALCOMM, Inc.	147	17,499
Skyworks Solutions, Inc.	26	2,878
Teradyne, Inc.	1	111
Texas Instruments, Inc.	106	19,082
		849,233
Software - 19.28%
ACI Worldwide, Inc. (a)	26	602
Adobe, Inc. (a)	19	9,291
Alteryx, Inc. (a)	26	1,180
ANSYS, Inc. (a)	1	330
Appfolio, Inc. (a)	5	861
Aspen Technology, Inc. (a)	13	2,179
Autodesk, Inc. (a)	13	2,660
BILL Holdings, Inc. (a)	26	3,038
Black Knight, Inc. (a)	26	1,553
Cadence Design Systems, Inc. (a)	13	3,049
Crowdstrike Holdings, Inc., Class A (a)	744	109,271
Datadog, Inc. (a)	26	2,558
DocuSign, Inc. (a)	13	664
Elastic NV (a)(b)	13	834
Everbridge, Inc. (a)	78	2,098
Fortinet, Inc. (a)	65	4,913
Gen Digital, Inc.	143	2,653
Guidewire Software, Inc. (a)	13	989
HubSpot, Inc. (a)	3	1,596
Intuit, Inc.	55	25,200
LiveRamp Holdings, Inc. (a)	26	743
Marin Software, Inc. (a)	39	23
Microsoft Corp.	2,918	993,696
Oracle Corp.	65	7,741
Palo Alto Networks, Inc. (a)	13	3,322
Paycom Software, Inc.	2	642
Paycor HCM, Inc. (a)	39	923
RingCentral, Inc. (a)	13	426
Roper Technologies, Inc.	16	7,693
Salesforce, Inc. (a)	2,406	508,292
SAP SE - ADR (b)	13	1,779
ServiceNow, Inc. (a)	33	18,545
Synopsys, Inc. (a)	13	5,660
The Descartes Systems Group Inc. (a)(b)	26	2,083
Tyler Technologies, Inc. (a)	7	2,915
Unity Software, Inc. (a)	39	1,693
VMware, Inc. (a)	13	1,868
Workday, Inc. (a)	22	4,970
Zoom Video Communications, Inc., Class A (a)	13	882
Zscaler, Inc. (a)	13	1,902
		1,741,317
Specialty Retail - 1.51%
Advance Auto Parts, Inc.	13	914
AutoZone, Inc. (a)	3	7,480
Bath & Body Works, Inc.	435	16,313
Best Buy Co, Inc.	13	1,065
CarMax, Inc. (a)	210	17,577
Chewy, Inc., Class A (a)	26	1,026
Dick's Sporting Goods, Inc.	13	1,719
Leslie's, Inc. (a)	26	244
Lowe's Cos, Inc.	92	20,765
O'Reilly Automotive, Inc. (a)	1	955
Revolve Group, Inc. (a)	26	427
Ross Stores, Inc.	39	4,373
The Gap Inc.	13	116
The Home Depot Inc.	113	35,102
The TJX Cos. Inc.	294	24,928
Ulta Beauty, Inc. (a), Class A	4	1,882
Wayfair, Inc., Class A (a), Class A	26	1,690
		136,576
Technology Hardware, Storage & Peripherals - 7.72%
Apple, Inc.	3,289	637,967
Dell Technologies, Inc.	195	10,552
Hewlett Packard Enterprise Co.	507	8,518
HP, Inc.	396	12,161
NetApp, Inc.	52	3,973
Pure Storage, Inc. , Class A (a)	78	2,872
Quantum Corp. (a)	624	674
Seagate Technology Holdings plc (b)	290	17,942
Western Digital Corp. (a)	52	1,972
Xerox Holdings Corp.	39	581
		697,212
Textiles, Apparel & Luxury Goods - 0.39%
Carter's, Inc.	221	16,045
NIKE, Inc. - Class B	143	15,783
Tapestry, Inc.	43	1,840
Under Armour, Inc., Class A (a)	143	1,032
Under Armour, Inc., Class C (a)	104	698
		35,398
Tobacco - 0.90%
Altria Group, Inc.	143	6,478
Philip Morris International, Inc.	765	74,679
		81,157
Trading Companies & Distributors - 0.30%
Air Lease Corp.	13	544
Fastenal Co.	39	2,301
Ferguson plc (b)	27	4,247
United Rentals, Inc.	26	11,580
Watsco, Inc.	3	1,144
WESCO International, Inc.	34	6,088
WW Grainger, Inc.	1	789
		26,693
Water Utilities - 0.02%
American Water Works Co, Inc.	13	1,856

Wireless Telecommunication Services - 0.13%
T-Mobile US, Inc. (a)	78	10,834
Vodafone Group plc - ADR (b)	86	813
		11,647
Total Common Stocks
(Cost $8,025,873)		8,780,917

EXCHANGE TRADED FUNDS - 2.54%
Fidelity Dividend ETF for Rising Rates	607	25,336
First Trust Institutional Preferred Securities and Income ETF	442	7,448
First Trust Preferred Securities and Income ETF	208	3,322
Franklin U.S. Core Bond ETF	39	835
Franklin U.S. Large Cap Multifactor Index ETF	26	1,164
Global X Variable Rate Preferred ETF	351	7,838
Invesco Variable Rate Preferred ETF	364	8,099
iShares 20+ Year Treasury Bond ETF	13	1,338
iShares 7-10 Year Treasury Bond ETF	13	1,256
iShares Core MSCI EAFE ETF	13	877
iShares Core S&P 500 ETF	13	5,794
iShares Core S&P Small-Cap ETF	13	1,295
iShares ESG Aware MSCI USA ETF	13	1,267
iShares Expanded Tech-Software Sector ETF	84	29,056
iShares Global Healthcare ETF	13	1,105
iShares MSCI EAFE Growth ETF	13	1,240
iShares MSCI USA Min Vol Factor ETF	13	966
iShares MSCI USA Value Factor ETF	13	1,219
iShares U.S. Medical Devices ETF	13	734
iShares US Telecommunications ETF	26	575
iShares US Treasury Bond ETF	39	893
Nuveen ESG Large-Cap Growth ETF	479	29,798
Schwab US Dividend Equity ETF	535	38,852
SPDR Blackstone Senior Loan ETF	26	1,089
SPDR Dow Jones Industrial Average ETF Trust	32	11,003
SPDR Portfolio S&P 500 Growth ETF	502	30,627
VanEck Durable High Dividend ETF	130	4,143
Vanguard FTSE Developed Markets ETF	26	1,201
Vanguard FTSE Emerging Markets ETF	26	1,058
Vanguard S&P 500 ETF	13	5,295
Virtus Real Asset Income ETF	156	3,661
Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	26	727
Total Exchange Traded Funds		229,111
(Cost $221,689)

INVESTMENT COMPANIES - 0.05%
Ares Capital Corp.	52	977
FS KKR Capital Corp.	39	748
Golub Capital BDC, Inc.	195	2,633
Total Investment Companies		4,358
(Cost $4,423)

SHORT-TERM INVESTMENTS - 0.80%
Money Market Fund - 0.80%
First American Government Obligations Fund, Class X, 5.01% (c)	72,353	72,353
Total Short-Term Investments		72,353
(Cost $72,353)

Total Investments
(Cost $8,324,338) - 100.59%		9,086,739
Liabilities In Excess Of Other Assets - (0.59%)		(53,222)
Net Assets - 100.00%		$9,033,518

ADR - American Depositary Receipt
ETF - Exchange Traded Fund
plc - Public Limited Company
(a) Non-income producing security.
(b) Foreign Security
(c) The rate quoted is the annualized seven-day effective yield as of June 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Investment Valuation –
The following is a summary of the Fund’s pricing procedures. It is intended to be a genera discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s net asset value ("NAV") is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported NAV. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of June 30, 2023:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$8,780,917	$-	$-	$8,780,917
Exchange Traded Funds	229,111	-	-	229,111
Investment Companies	4,358	-	-	4,358
Short-Term Investments	72,353	-	-	72,353
Total	$9,086,739	$-	$-	$9,086,739

Please refer to the Schedule of Investments to view Common Stocks segregated by industry type.

As of the period ended June 30, 2023, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.